Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Investments
Investments
The carrying amounts and fair values of our available for sale securities at March 31, 2014 and December 31, 2013 are as follows:

	March 31, 2014
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$130	$126	$4	$—	$130
State and political subdivisions	1,072	1,038	35	(1)	1,072
Corporate debt securities	1,739	1,693	50	(4)	1,739
Foreign government bonds	41	43	—	(2)	41
Mortgage-backed/asset-backed securities	104	100	4	—	104
Preferred stock available for sale	151	150	5	(4)	151
Equity securities available for sale	135	71	65	(1)	135
Total	$3,372	$3,221	$163	$(12)	$3,372

	December 31, 2013
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$126	$121	$5	$—	$126
State and political subdivisions	1,075	1,042	36	(3)	1,075
Corporate debt securities	1,606	1,565	47	(6)	1,606
Foreign government bonds	43	44	1	(2)	43
Mortgage-backed/asset-backed securities	109	105	4	—	109
Preferred stock available for sale	151	158	3	(10)	151
Equity securities available for sale	136	71	65	—	136
Total	$3,246	$3,106	$161	$(21)	$3,246

The cost basis of fixed maturity securities available for sale includes an adjustment for amortized premium or discount since the date of purchase.
The following table presents certain information regarding contractual maturities of our fixed maturity securities at March 31, 2014:

	March 31, 2014
	Amortized	% of	Fair	% of
Maturity	Cost	Total	Value	Total
	(Dollars in millions)
One year or less	$337	11%	$339	11%
After one year through five years	2,000	67	2,062	67
After five years through ten years	556	19	574	19
After ten years	7	—	7	—
Mortgage-backed/asset-backed securities	100	3	104	3
Total	$3,000	100%	$3,086	100%
Subject to call	$1,709	57%	$1,749	57%

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Included above in amounts subject to call are $1,348 million and $1,380 million in amortized cost and fair value, respectively, of fixed maturity securities with make-whole call provisions as of March 31, 2014.
Included in our other long-term investments are fixed maturity structured notes purchased in 2009 and various cost-method investments. The structured notes are carried at fair value (see Note C) and changes in the fair value of these structured notes are recorded as Realized gains and losses in the Condensed Consolidated Statements of Operations. The carrying value of the structured notes was $40 million and $38 million as of March 31, 2014 and December 31, 2013, respectively. We recorded a $2 million gain relating to the structured notes during the three months ended March 31, 2014, and recorded a net loss of $1 million in the three-month period ended March 31, 2013.
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2014 and December 31, 2013, were as follows (in millions):

March 31, 2014
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
State and political subdivisions	$132	$(1)	$7	$—	$139	$(1)
Corporate debt securities	415	(2)	25	(2)	440	(4)
Foreign government bonds	25	(1)	6	(1)	31	(2)
Preferred stock available for sale	51	(4)	—	—	51	(4)
Equity securities available for sale	12	(1)	—	—	12	(1)
Total temporarily impaired securities	$635	$(9)	$38	$(3)	$673	$(12)

December 31, 2013
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
States and political subdivisions	$123	$(3)	$—	$—	$123	$(3)
Corporate debt securities	367	(4)	39	(2)	406	(6)
Foreign government bonds	17	(1)	14	(1)	31	(2)
Preferred stock available for sale	95	(10)	—	—	95	(10)
Total temporarily impaired securities	$602	$(18)	$53	$(3)	$655	$(21)

During the three-month period ended March 31, 2014 and 2013, we recorded no impairment charges relating to investments that were determined to be other-than-temporarily impaired. As of March 31, 2014, we held no fixed maturity securities for which an other-than-temporary impairment had been previously recognized. It is possible that future events may lead us to recognize potential future impairment losses related to our investment portfolio and that unanticipated future events may lead us to dispose of certain investment holdings and recognize the effects of any market movements in our condensed consolidated financial statements.
The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the three-month periods ending March 31, 2014 and 2013, respectively:

	Three months ended March 31, 2014
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(Dollars in millions)
Fixed maturity securities available for sale	$2	$—	$2	$301
Preferred stock available for sale	—	(2)	(2)	28
Other long-term investments			2	2
Total			$2	$331

	Three months ended March 31, 2013
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(Dollars in millions)
Fixed maturity securities available for sale	$3	$(3)	$—	$245
Equity securities available for sale	1	—	1	3
Other long-term investments			(1)	—
Other assets			(2)	—
Total			$(2)	$248

Investments in unconsolidated affiliates are recorded using the equity method of accounting. As of March 31, 2014 and December 31, 2013, investments in unconsolidated affiliates consisted of the following (dollars in millions):

	Current Ownership	March 31, 2014	December 31, 2013
Ceridian	32%	$254	$295
Other	Various	61	62
Total		$315	$357

During the year ended December 31, 2013, we purchased $32 million in Ceridian bonds which are included in Fixed maturity securities available for sale on the Condensed Consolidated Balance Sheets, and have a fair value of $36 million as of March 31, 2014 and December 31, 2013.
We have historically accounted for our equity in Ceridian on a three-month lag, however, during the first quarter of 2014, we began to account for our equity in Ceridian on a real-time basis. Accordingly, our net earnings for the three-month period ended March 31, 2014, includes our equity in Ceridian’s earnings for the three-month periods ended December 31, 2013, and March 31, 2014, and our net earnings for the three-month period ended March 31, 2013, includes our equity in Ceridian’s earnings for the three-month period ended December 31, 2012. During the three month periods ended March 31, 2014 and 2013, we recorded $30 million and $4 million, in equity in losses of Ceridian, respectively. The three month period ending March 31, 2014 includes$4 million and $(34) million in equity in Ceridian's earnings (losses) for the three months ending March 31, 2014 and December 31, 2013, respectively. Equity in (losses) earnings of other unconsolidated affiliates were $(1) million and $1 million for the three month periods ended March 31, 2014 and 2013, respectively.
Summarized financial information for Ceridian for the relevant dates and time periods included in our Condensed Consolidated Financial Statements is presented below.

	March 31, 2014	December 31, 2013
	(In millions)
Total current assets before customer funds	$1,261	$1,097
Customer funds	4,434	3,897
Goodwill and other intangible assets, net	4,407	4,452
Other assets	120	122
Total assets	$10,222	$9,568
Current liabilities before customer obligations	$1,095	$958
Customer obligations	4,412	3,883
Long-term obligations, less current portion	3,407	3,406
Other long-term liabilities	491	500
Total liabilities	9,405	8,747
Equity	817	821
Total liabilities and equity	$10,222	$9,568

	Six Months Ended March 31, 2014	Three Months Ended December 31, 2012
	(In millions)
Total revenues	$750	$400
Loss before income taxes	(105)	(15)
Net loss	(105)	(16)

Investments
 The carrying amounts and fair values of our available for sale securities at December 31, 2013 and 2012 are as follows:

	December 31, 2013
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$126	$121	$5	$—	$126
States and political subdivisions	1,075	1,042	36	(3)	1,075
Corporate debt securities	1,606	1,565	47	(6)	1,606
Foreign government bonds	43	44	1	(2)	43
Mortgage-backed/asset-backed securities	109	105	4	—	109
Preferred stock available for sale	151	158	3	(10)	151
Equity securities available for sale	136	71	65	—	136
Total	$3,246	$3,106	$161	$(21)	$3,246

	December 31, 2012
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$139	$130	$9	$—	$139
States and political subdivisions	1,300	1,239	61	—	1,300
Corporate debt securities	1,499	1,440	71	(12)	1,499
Foreign government bonds	48	45	3	—	48
Mortgage-backed/asset-backed securities	154	146	8	—	154
Preferred stock available for sale	217	207	10	—	217
Equity securities available for sale	138	103	40	(5)	138
Total	$3,495	$3,310	$202	$(17)	$3,495

The cost basis of fixed maturity securities available for sale includes an adjustment for amortized premium or discount since the date of purchase. At December 31, 2013 all of our mortgage-backed and asset-backed securities are rated AAA or better by Moody's Investors Service. The mortgage-backed and asset-backed securities are made up of $77 million of agency mortgage-backed securities, $27 million of collateralized mortgage obligations, and $5 million in asset-backed securities.
The change in net unrealized gains and losses on fixed maturities for the years ended December 31, 2013, 2012, and 2011 was $(58) million, $33 million, and $(10) million, respectively.
The following table presents certain information regarding contractual maturities of our fixed maturity securities at December 31, 2013:

	December 31, 2013
Maturity	Amortized Cost	% of Total	Fair Value	% of Total
	(Dollars in millions)
One year or less	$363	13%	$368	12%
After one year through five years	1,845	64	1,906	65
After five years through ten years	559	19	571	19
After ten years	5	—	5	—
Mortgage-backed/asset-backed securities	105	4	109	4
	$2,877	100%	$2,959	100%
Subject to call	$1,572	55%	$1,606	54%

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Included above in amounts subject to call are $1,209 million and $1,236 million in amortized cost and fair value, respectively, of fixed maturity securities with make-whole call provisions as of December 31, 2013.
Fixed maturity securities valued at approximately $129 million and $160 million were on deposit with various governmental authorities at December 31, 2013 and 2012, respectively, as required by law.
Also included in fixed maturities available for sale are FIS bonds with a fair value of $42 million and $53 million as of December 31, 2013 and 2012, respectively.
Equity securities are carried at fair value. The balance of equity securities includes an investment in FIS stock, which we purchased on October 1, 2009 pursuant to an investment agreement between us and FIS dated March 31, 2009 in connection with a merger between FIS and Metavante Technologies, Inc. As of December 31, 2013 and 2012, we owned 1,303,860 and 1,603,860 shares of FIS common stock. During the fourth quarter of 2013, we sold 300,000 shares for a realized gain of $11 million. The fair value of this investment is $70 million and $56 million as of December 31, 2013 and 2012, respectively. The change in unrealized gains (losses) on equity securities for the years ended December 31, 2013, 2012 and 2011 was a net increase (decrease) of $30 million, $12 million, and $(2) million, respectively.
Our investments at December 31, 2013 and 2012 included investments in banks at a cost basis of $378 million and $409 million, respectively, and a fair value of $381 million and $433 million, respectively. There were no significant investments in trusts or insurance companies at December 31, 2013 or 2012.
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012 are as follows (in millions):

December 31, 2013
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$123	$(3)	$—	$—	$123	$(3)
Corporate debt securities	367	(4)	39	(2)	406	(6)
Foreign government bonds	17	(1)	14	(1)	31	(2)
Preferred stock available for sale	95	(10)	—	—	95	(10)
Total temporarily impaired securities	$602	$(18)	$53	$(3)	$655	$(21)

December 31, 2012
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	96	(5)	34	(7)	130	(12)
Equity securities available for sale	31	(3)	3	(2)	34	(5)
Total temporarily impaired securities	$127	$(8)	$37	$(9)	$164	$(17)

A substantial portion of our unrealized losses relate to preferred stock. These unrealized losses were primarily caused by market volatility. We expect to recover the entire amortized cost basis of our temporarily impaired preferred stock as we do not intend to sell these securities and we do not believe that we will be required to sell the preferred stock before recovery of the cost basis. For these reasons, we do not consider these securities other-than-temporarily impaired at December 31, 2013. It is reasonably possible that declines in fair value below cost not considered other-than-temporary in the current period could be considered to be other-than-temporary in a future period and earnings would be reduced to the extent of the impairment.
During the years ended December 31, 2013, 2012 and 2011, we incurred impairment charges relating to investments that were determined to be other-than-temporarily impaired, which resulted in impairment charges of $1 million, $3 million and $17 million, respectively. Impairment charges during all three years, related to fixed maturity securities primarily related to our conclusion that the credit risk of these holdings was high and the ability of the issuer to pay the full amount of the principal outstanding was unlikely.
As of December 31, 2013 we held no securities for which other-than-temporary impairments had been previously recognized and in 2012, we held $7 million in investments for which an other-than-temporary impairment had been previously recognized; all of the impairments related to credit losses.

The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the years ending December 31, 2013, 2012, and 2011, respectively:

	Year ended December 31, 2013
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$10	$(4)	$6	$887
Preferred stock available for sale	7	(2)	5	121
Equity securities available for sale	15	(1)	14	43
Other long-term investments			(3)	—
Debt extinguishment costs			(3)	—
Other assets			(7)	1
Total			$12	$1,052

	Year ended December 31, 2012
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$16	$(5)	$11	$976
Preferred stock available for sale	—	—	—	29
Equity securities available for sale	3	—	3	8
Gain on consolidation of O'Charley's and ABRH			73	—
Bargain purchase gain on O'Charley's			48	—
Gain on consolidation of Remy			79	—
Loss on early extinguishment of 5.25% bonds			(6)	—
Other assets			(21)	2
Total			$187	$1,015

	Year ended December 31, 2011
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$38	$(18)	$20	$1,251
Preferred stock available for sale	—	—	—	21
Equity securities available for sale	2	—	2	16
Other long-term investments			(4)	32
Other assets			(11)	6
Total			$7	$1,326

Interest and investment income consists of the following:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Cash and cash equivalents	$1	$—	$1
Fixed maturity securities available for sale	99	117	130
Equity securities and preferred stock available for sale	16	14	6
Other	13	13	6
Total	$129	$144	$143

Included in our other long-term investments are fixed-maturity structured notes purchased in the third quarter of 2009 and cost-method investments. The structured notes are carried at fair value (see Note C) and changes in the fair value of these structured notes are recorded as Realized gains and losses in the Consolidated Statements of Earnings. The carrying value of the structured notes was $38 million and $41 million as of December 31, 2013 and 2012, respectively. We recorded a loss of $3 million related to the structured notes in the year ended December 31, 2013, no gain or loss related to the structured notes in 2012, and a net loss of $4 million related to the structured notes in the 2011.
Investments in unconsolidated affiliates are recorded using the equity method of accounting and as of December 31, 2013 and 2012 consisted of the following (in millions):

	Ownership at December 31, 2013	2013	2012
Ceridian	32%	$295	$351
Other	various	62	41
Total		$357	$392

During the year ended December 31, 2013, we purchased $31 million in Ceridian bonds which are included in Fixed maturity securities available for sale on the Consolidated Balance Sheets, and have a fair value of $36 million as of December 31, 2013.
During the years ended December 31, 2013, 2012, and 2011, we recorded an aggregate of $(26) million, $10 million, and $10 million, respectively, in equity in (losses) earnings of unconsolidated affiliates. We account for our equity in Ceridian on a three-month lag. Accordingly, our net earnings for the year ended December 31, 2013, includes our equity in Ceridian’s earnings for the period from October 1, 2012 through September 30, 2013 and our net earnings for the year ended December 31, 2012, includes our equity in Ceridian’s earnings for the period from October 1, 2011 through September 30, 2012. In addition, we record our share of the other comprehensive earnings (loss) of unconsolidated affiliates. As of December 31, 2013, included within the Consolidated Statements of Equity, we had recorded accumulated other comprehensive losses of $67 million related to our investment in Ceridian, and none related to our other investments in unconsolidated affiliates.
During the fourth quarter of 2013, Ceridian entered into a memorandum of understanding to resolve claims brought by a putative class of U.S. Fueling Merchants. Under the terms of the memorandum of understanding, which will need to be finalized in a definitive settlement agreement and approved by the Court, Ceridian has agreed to make a one-time cash payment of $100 million as part of a $130 million global settlement with other defendants in the lawsuit, and to provide certain prospective relief with respect to specific provisions in its merchant agreements. This settlement will provide Ceridian and affiliated companies with a broad release of claims and will limit their exposure to legal claims by merchants. We estimate our portion of the settlement to be approximately $32 million, which will be recorded by us in the first quarter of 2014 as a result of our three-month lag in accounting for the results of operations of Ceridian.

Summarized financial information for the periods included in our Consolidated Financial Statements for Ceridian is presented below:

	September 30, 2013	September 30, 2012
	(In millions)
Total current assets before customer funds	$1,106	$1,209
Customer funds	3,000	3,925
Goodwill and other intangible assets, net	4,484	4,630
Other assets	119	157
Total assets	$8,709	$9,921
Current liabilities before customer customer obligations	$836	$995
Customer obligations	2,986	3,874
Long-term obligations, less current portion	3,449	3,445
Other long-term liabilities	496	488
Total liabilities	7,767	8,802
Equity	942	1,119
Total liabilities and equity	$8,709	$9,921

	Period from October 1, 2012, through September 30, 2013	Period from October 1, 2011, through September 30, 2012
	(In millions)
Total revenues	$1,511	$1,507
Loss before income taxes	(88)	(66)
Net loss	(111)	(56)